Share Capital - Schedule of Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Abstract]
Ordinary shares, Registered	990,000,000	990,000,000
Ordinary shares, Issued	2,282,124	2,282,124
Ordinary shares, Outstanding	2,282,124	2,282,124
Preferred shares, Registered	10,000,000	10,000,000
Preferred shares, Issued		10,000,000
Preferred shares, Outstanding		10,000,000